Nuveen Enhanced High Yield Municipal Bond
Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 132.9%  (100.0% of Total Investments)
X – MUNICIPAL BONDS - 131.6% (99.1% of Total Investments)
X 268,424,822
Alabama - 3.4%
$ 250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R   $ 202,952
220 Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015, 5.000%,
3/01/36
3/26 at 100.00 Ba3   208,232
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
1,554 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   1,453,643
5,540 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   5,012,592
Total Alabama 6,877,419
Arizona - 1.2%
110 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.150%, 12/01/57, 144A
12/31 at 100.00 BB   82,948
100 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Subordinate
Series 2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R   79,420
150 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito Assessment
District 3, Series 2021, 3.750%, 7/01/46
7/31 at 100.00 N/R   107,842
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 BBB-   1,660,809
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   179,703
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 N/R   438,210
Total Arizona 2,548,932
Arkansas - 1.0%
1,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   1,001,680
1,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB-   1,015,660
Total Arkansas 2,017,340
California - 3.7%
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   708,630
250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R   170,545

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 250 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/51, 144A
6/31 at 100.00 N/R   $ 178,710
California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A:
1,380 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R   1,263,321
500 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R   341,545
250 California School Finance Authority, Charter School Revenue Bonds,
Citizens of the World Charter, Series 2022A, 6.250%, 4/01/52, 144A
4/30 at 100.00 BB-   250,240
100 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series
2023, 5.500%, 8/01/47, 144A
8/33 at 100.00 BB+   100,302
250 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series
2021A, 4.000%, 6/01/51, 144A
6/27 at 100.00 N/R   179,752
245 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021C,
4.000%, 9/02/51
9/31 at 100.00 N/R   206,515
500 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R   390,795
250 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R   197,930
290 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R   201,109
325 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social
Bond Series 2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R   227,442
250 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   190,057
305 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien
Series 2021A, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   251,951
630 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Millennium South Bay-Hawthorne,
Mezzanine Lien Series 2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   443,048
250 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   173,365
250 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R   172,693
10,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   1,091,400
1,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 Ba1   841,330
Total California 7,580,680
Colorado - 17.1%
500 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   393,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,500 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   $ 2,270,550
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R   396,805
1,750 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,325,800
250 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series
2017A, 5.000%, 12/01/47
7/23 at 103.00 N/R   235,325
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A:
500 5.000%, 12/01/35 6/24 at 103.00 N/R   399,195
1,475 5.125%, 12/01/48 6/24 at 103.00 N/R   1,142,874
2,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   1,562,980
500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/23 at 100.00 N/R   344,160
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R   505,215
1,000 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/51
9/26 at 103.00 N/R   848,770
247 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2020B-3,
8.000%, 12/15/47, 144A
12/25 at 103.00 N/R   221,754
500 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   447,900
100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48
5/28 at 103.00 BBB-   76,776
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Ralston
Creek at Arvada Project, Series 2017A:
225 5.250%, 11/01/32 (4) 11/25 at 102.00 N/R   108,000
670 5.500%, 11/01/37 (4) 11/25 at 102.00 N/R   321,600
1,250 5.750%, 11/01/47 (4) 11/25 at 102.00 N/R   600,000
835 6.000%, 11/01/52 (4) 11/25 at 102.00 N/R   400,800
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A:
500 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R   403,345
500 6.250%, 12/01/50, 144A 12/25 at 100.00 N/R   337,600
500 Copperleaf Metropolitan District 6, Arapahoe County, Colorado,
Limited Tax, General Obligation Bonds, Subordinate Series 2022B,
6.000%, 12/15/41
3/27 at 103.00 N/R   482,630
1,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   965,440

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 600 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   $ 599,196
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R   368,605
1,277 Grand Avenue Metropolitan District, In the City of Aurora, Arapahoe
County, Colorado, Limited Tax General Obligation Bonds, Series
2023, 8.125%, 12/01/52
3/28 at 103.00 N/R   1,260,604
1,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   963,780
1,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   1,000,510
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.750%, 12/01/51
12/26 at 103.00 N/R   383,870
1,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 N/R   1,021,870
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R   425,195
1,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,002,140
2,500 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   2,361,125
500 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R   442,885
2,515 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   1,710,200
1,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R   848,660
500 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R   422,535
750 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.375%, 12/01/42
12/29 at 103.00 N/R   755,475
500 Senac South Metropolitan District No. 1, Aurora, Colorado, General
Obligation Bonds, Limited Tax Series 2021A(3), 5.250%, 12/01/51
12/26 at 103.00 N/R   431,915
500 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51,
144A
3/27 at 103.00 N/R   386,540
500 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R   429,565
1,000 USAFA Visitors Center Business Improvement District, Colorado
Springs, Colorado, Special Revenue Bonds, Series 2022A,, 5.000%,
12/01/52, 144A
12/26 at 103.00 N/R   857,740
500 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R   503,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   $ 471,445
500 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
5.125%, 12/01/51
3/27 at 103.00 N/R   429,525
500 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R   368,460
5,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.500%, 12/01/41, 144A
9/26 at 97.43 N/R   2,891,150
1,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.000%, 12/01/41, 144A
9/26 at 103.00 N/R   690,570
Total Colorado 34,818,189
Connecticut - 0.7%
1,500 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
7/23 at 100.00 B2   1,499,730
Total Connecticut 1,499,730
Florida - 24.6%
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R   171,135
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R   220,030
250 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project,
Series 2023, 5.625%, 5/01/54
5/33 at 100.00 N/R   246,983
15,020 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Subordinate Series
2021B, 0.000%, 7/01/61, 144A
No Opt. Call N/R   992,822
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017:
250 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R   212,240
175 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R   140,261
1,895 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021,
4.000%, 5/01/53
5/31 at 100.00 N/R   1,518,104
1,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series
2021A, 4.000%, 10/01/51, (AMT), 144A
10/31 at 100.00 N/R   766,000
1,420 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A,
5.000%, 6/01/40, 144A
6/29 at 100.00 N/R   1,275,941
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%,
1/15/57, 144A
1/28 at 101.00 N/R   75,069
360 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014,
5.625%, 6/15/29, 144A
6/24 at 100.00 N/R   331,315
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.125%, 6/15/47, 144A
6/27 at 100.00 N/R   460,350

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,400 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023,
6.125%, 7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 N/R   $ 1,409,814
15,485 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   15,382,489
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
4,000 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   3,986,280
4,240 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   4,091,854
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   1,920,400
4,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   4,822,825
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   4,068,640
200 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022, 6.625%, 5/01/53, 144A
5/42 at 100.00 N/R   209,938
3,000 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26), 144A
No Opt. Call N/R   3,008,010
1,000 Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins Park
Housing Project Series 2023, 6.250%, 1/01/59, 144A
1/33 at 100.00 N/R   989,430
420 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 N/R   436,918
100 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 N/R   98,726
580 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
7/23 at 108.00 N/R   552,763
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R   398,375
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
415 5.000%, 11/15/29 11/26 at 103.00 N/R   377,301
500 5.500%, 11/15/49 11/26 at 103.00 N/R   388,575
1,000 5.750%, 11/15/54 11/26 at 103.00 N/R   792,720
170 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019B,
4.250%, 11/15/26
7/23 at 100.00 N/R   157,733
465 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   438,090
225 Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023, 5.250%, 5/01/54, 144A ,
(WI/DD)
5/31 at 100.00 N/R   228,573
Total Florida 50,169,704

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 0.5%
$ 1,000 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023, 7.250%,
5/15/52, 144A
5/33 at 100.00 N/R   $ 993,880
Total Hawaii 993,880
Idaho - 0.5%
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A:
730 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R   628,369
250 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R   198,433
250 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R   168,842
100 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   76,125
Total Idaho 1,071,769
Illinois - 1.0%
428 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopment Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
7/23 at 100.00 N/R   425,256
250 Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A, 5.000%, 7/01/56, 144A
7/31 at 100.00 N/R   188,243
250 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.500%, 5/15/54
5/24 at 103.00 N/R   193,830
500 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   462,630
685 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
7/23 at 100.00 B1   687,891
Total Illinois 1,957,850
Indiana - 0.8%
85 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/30, 144A
12/27 at 103.00 N/R   79,538
775 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57
9/32 at 100.00 BBB-   723,827
750 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 N/R   744,375
Total Indiana 1,547,740
Kansas - 2.0%
500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R   355,575
5,250 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29
7/23 at 100.00 N/R   2,703,750
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 N/R   950,990
Total Kansas 4,010,315

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 5.6%
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A:
$ 100 5.000%, 6/01/41, 144A (4) 6/31 at 100.00 N/R   $ 75,000
100 5.000%, 6/01/51, 144A (4) 6/31 at 100.00 N/R   75,000
1,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R   1,217,520
10,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT),
(UB) (5)
1/27 at 100.00 A   10,149,175
Total Louisiana 11,516,695
Maryland - 0.4%
845 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 B   771,527
135 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A,
5.500%, 5/01/52, 144A
5/30 at 100.00 N/R   125,263
Total Maryland 896,790
Michigan - 1.1%
330 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021,
4.000%, 12/01/51
12/31 at 100.00 BB+   240,501
290 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
5.000%, 12/01/46
12/27 at 100.00 N/R   233,882
40,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term
Series 2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   1,593,600
100 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 BB   82,408
185 Trillium Academy, Michigan, Public School Academy Revenue Bonds,
Refunding Series 2019, 5.750%, 11/01/40
11/26 at 103.00 BB   165,036
Total Michigan 2,315,427
Minnesota - 1.1%
500 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R   360,135
1,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 N/R   925,000
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.250%, 3/01/43, 144A
3/33 at 100.00 Ba1   919,420
Total Minnesota 2,204,555
Missouri - 2.5%
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A:
2,000 5.250%, 5/15/42 5/27 at 100.00 BB-   1,618,460
1,000 5.250%, 5/15/50 5/27 at 100.00 BB-   760,010
3,200 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 N/R   2,344,544

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021:
$ 100 4.000%, 10/01/34 10/31 at 100.00 N/R   $ 93,853
100 4.000%, 10/01/44 10/31 at 100.00 N/R   82,538
241 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R   175,669
Total Missouri 5,075,074
Nevada - 0.4%
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   910,350
Total Nevada 910,350
New Hampshire - 1.6%
1,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%,
11/01/42, 144A
7/23 at 100.00 B3   863,400
1,585 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B3   1,414,137
1,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
7/23 at 100.00 N/R   960,130
Total New Hampshire 3,237,667
New York - 4.5%
10,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, 1st Subordinate Series
2005B, 0.000%, 6/01/47
7/23 at 25.16 N/R   1,932,800
1,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B, 2.400%, 11/01/50
5/28 at 100.00 Aa2   616,570
750 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.350%, 10/01/46 (4)
7/23 at 100.00 N/R   600,000
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
1,000 5.000%, 1/01/31, (AMT) 1/26 at 100.00 C   773,130
820 5.000%, 1/01/32, (AMT) 1/26 at 100.00 C   633,573
3,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 C   2,305,110
550 5.000%, 1/01/34, (AMT) 1/26 at 100.00 C   416,839
2,000 5.000%, 1/01/35, (AMT) 1/26 at 100.00 C   1,494,000
250 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 104.00 N/R   196,780
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R   189,215
Total New York 9,158,017
North Dakota - 0.4%
1,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/53
6/28 at 100.00 BB+   786,890
Total North Dakota 786,890

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 7.5%
$ 245 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 N/R   $ 231,035
5,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   620,450
10,550 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   9,895,373
150 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB   127,966
95 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R   83,820
750 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 BB-   655,372
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   227,208
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A:
500 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R   427,625
2,420 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R   1,814,492
1,250 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   1,147,813
Total Ohio 15,231,154
Oklahoma - 0.6%
1,085 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 BB-   1,017,437
100 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R   84,003
250 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma,
Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021,
4.000%, 12/01/43, 144A
12/31 at 100.00 N/R   197,830
Total Oklahoma 1,299,270
Oregon - 1.4%
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2016A,
5.000%, 11/15/46
11/24 at 102.00 N/R   798,610
Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A:
2,290 5.000%, 11/15/46 11/28 at 103.00 N/R   1,828,817
250 5.000%, 11/15/56 11/28 at 103.00 N/R   186,250
Total Oregon 2,813,677
Pennsylvania - 2.8%
500 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 BB   367,415
500 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 4.000%,
11/01/47
11/27 at 100.00 B   298,910

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 N/R   $ 2,844,780
495 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (4),(6)
No Opt. Call N/R   411,672
1,715 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major
Bridges Package One Project, Series 2022, 5.250%, 6/30/53, (AMT)
12/32 at 100.00 BBB-   1,783,857
Total Pennsylvania 5,706,634
Puerto Rico - 13.5%
105 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A, 5.000%, 7/01/29 (4)
7/23 at 100.00 D   39,637
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT:
450 5.000%, 7/01/17 (4) No Opt. Call N/R   168,750
190 3.957%, 7/01/32 (4) 7/23 at 100.00 D   71,725
250 3.957%, 7/01/37 (4) 7/23 at 100.00 D   94,375
160 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 5.250%, 7/01/27 (4)
7/23 at 100.00 D   60,400
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ:
329 5.000%, 7/01/24 (4) 7/23 at 100.00 D   124,198
115 5.250%, 7/01/26 (4) 7/23 at 100.00 D   43,412
115 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.500%, 7/01/18 (4)
No Opt. Call N/R   43,125
Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE:
100 5.950%, 7/01/30 (4) 7/23 at 100.00 D   37,750
100 4.061%, 7/01/40 (4) 7/23 at 100.00 D   37,750
4,250 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   4,143,750
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   1,837,470
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
16,775 0.000%, 7/01/46 7/28 at 41.38 N/R   4,733,402
6,500 4.750%, 7/01/53 7/28 at 100.00 N/R   6,209,970
3,000 5.000%, 7/01/58 7/28 at 100.00 N/R   2,932,080
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
82 5.625%, 7/01/27 No Opt. Call N/R   86,161
78 5.750%, 7/01/31 No Opt. Call N/R   85,473
74 4.000%, 7/01/33 7/31 at 103.00 N/R   70,537
3,057 4.000%, 7/01/37 7/31 at 103.00 N/R   2,752,097
3,500 4.000%, 7/01/41 7/31 at 103.00 N/R   3,050,180
1,000 4.000%, 7/01/46 7/31 at 103.00 N/R   848,460
Total Puerto Rico 27,470,702
South Carolina - 0.5%
500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 BB   453,290
330 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A,
5.000%, 6/15/51, 144A
6/29 at 100.00 N/R   267,660

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
7/23 at 100.00 N/R   $ 275,220
Total South Carolina 996,170
Tennessee - 0.2%
430 Knoxville Industrial Development Board, Tennessee, Multifamily
Revenue Bonds, Pines Apartments Project, Series 2008, 6.070%,
8/01/48, (Mandatory Put 9/01/23)
9/23 at 100.00 N/R   429,531
100 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R   82,172
Total Tennessee 511,703
Texas - 12.3%
250 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   205,837
250 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R   174,975
785 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.750%, 2/15/62, 144A
2/30 at 100.00 N/R   769,096
1,825 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Odyssey Academy Inc Series 2023A, 6.000%,
2/15/43
2/31 at 100.00 BB   1,820,675
100 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R   92,819
1,600 Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Major Improvement Area
District Series 2023, 6.125%, 9/01/53, 144A , (WI/DD)
9/33 at 100.00 N/R   1,609,584
3,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A, 6.250%,
6/15/53, 144A
6/31 at 100.00 N/R   2,967,780
275 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB-   226,726
2,000 Forney, Texas, Special Assessment Revenue Bonds, Bellagio Public
Improvement District 1 Phase I Project Series 2023, 6.500%, 9/15/53,
144A , (WI/DD)
9/33 at 100.00 N/R   1,938,220
3,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B,
0.000%, 12/01/46
12/31 at 53.69 BB+   734,400
500 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
7/23 at 100.00 BB-   501,415
2,205 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023,
6.000%, 9/01/53, 144A
9/33 at 100.00 N/R   2,198,649
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R   654,030

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   $ 53,990
435 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   357,161
3,073 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   1,227,934
5,010 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1, 5.500%, 1/01/57
1/28 at 103.00 N/R   3,601,539
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
500 5.000%, 7/01/30 (4) 7/25 at 100.00 Caa2   452,500
1,000 5.000%, 7/01/35 (4) 7/25 at 100.00 Caa2   905,000
1,275 New Hope Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Southwest Preparatory School Series 2023A, 6.375%,
8/15/53, 144A , (WI/DD)
8/30 at 103.00 BB+   1,278,659
100 New Hope Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Southwest Preparatory School Taxable Series 2023A,
8.000%, 8/15/30, 144A , (WI/DD)
No Opt. Call BB+   100,084
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 3.625%, 1/01/35, (AMT), 144A
7/23 at 102.00 N/R   799,830
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
125 7.000%, 12/15/32 (4) 7/23 at 100.00 N/R   75,000
500 7.250%, 12/15/42 (4) 7/23 at 100.00 N/R   300,000
305 7.250%, 12/15/47 (4) 7/23 at 100.00 N/R   183,000
610 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%,
9/15/52, 144A
9/32 at 100.00 N/R   627,379
100 Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022, 5.250%,
9/01/51, 144A
9/32 at 100.00 N/R   94,279
500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home
Project, Series 2016A, 6.250%, 2/15/37 (4)
2/27 at 100.00 N/R   275,000
800 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 N/R   809,824
80 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2017, 4.250%, 12/01/44
12/25 at 100.00 N/R   71,766
Total Texas 25,107,151
Utah - 5.9%
500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R   412,960
500 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 N/R   480,835

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A:
$ 1,000 5.750%, 3/01/42, 144A 9/27 at 103.00 N/R   $ 1,000,510
1,000 6.000%, 3/01/53, 144A 9/27 at 103.00 N/R   998,240
1,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R   770,850
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A:
1,180 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R   1,032,158
2,915 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R   2,477,429
1,000 MIDA Mountain Village Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Mountain Village Assessment Area 2,
Series 2021, 4.000%, 8/01/50, 144A
8/31 at 100.00 N/R   757,020
1,250 Military Installation Development Authority, Utah, Tax Allocation and
Hotel Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 N/R   936,312
1,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2, 4.000%, 6/01/41
9/26 at 103.00 N/R   803,960
865 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Sales Tax Revenue Bonds, Series 2023A,
6.750%, 7/01/35, 144A
7/28 at 103.00 N/R   871,626
375 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 N/R   287,423
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R   175,848
1,015 Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42,
144A , (WI/DD)
9/28 at 103.00 N/R   1,016,167
Total Utah 12,021,338
Virgin Islands - 0.5%
240 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   229,409
500 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
7/23 at 100.00 CC   468,565
250 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R   242,687
Total Virgin Islands 940,661
West Virginia - 0.4%
South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A:
185 4.250%, 6/01/42, 144A 6/31 at 100.00 N/R   147,909
250 4.500%, 6/01/50, 144A 6/31 at 100.00 N/R   193,570
585 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   473,031
Total West Virginia 814,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 11.9%
$ 3,020 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/54 (5)
6/29 at 37.80 AA   $ 690,916
250 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   209,210
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 5.000%, 6/15/51, 144A
6/29 at 100.00 N/R   200,014
1,425 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A, 6.750%, 6/01/62,
144A
6/30 at 100.00 N/R   1,377,476
1,380 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/54, 144A
6/30 at 100.00 Ba1   1,243,932
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
3,750 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   3,241,537
625 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   476,250
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.875%, 6/15/47, 144A
6/24 at 100.00 N/R   447,840
845 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/56
9/31 at 100.00 N/R   623,086
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A:
300 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R   215,715
100 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R   68,655
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 6.250%,
6/15/53, 144A
6/33 at 100.00 N/R   986,620
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B, 6.000%, 2/01/62, 144A
2/32 at 100.00 N/R   1,017,360
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
1,105 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   843,944
1,100 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   770,000
500 Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017B, 5.625%, 8/01/24, 144A (4)
No Opt. Call N/R   381,875
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
1,000 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   899,290
6,750 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   6,149,452
2,700 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R   2,185,947
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A:
250 5.000%, 6/01/37 6/28 at 103.00 N/R   232,655
250 5.000%, 6/01/52 6/28 at 103.00 N/R   204,430
250 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R   187,428

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 245 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.250%,
7/01/54, (AMT)
7/31 at 100.00 N/R   $ 174,886
100 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.000%, 12/01/41, 144A
12/31 at 100.00 N/R   81,662
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1, 6.375%, 1/01/48, 144A
1/28 at 100.00 N/R   615,000
100 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (4),(6)
No Opt. Call N/R   15,250
100 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R   75,206
290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Covenant Communities Inc, Second Tier Series 2018B, 4.375%,
7/01/38
7/23 at 103.00 BB+   228,703
560 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021, 3.000%, 12/01/31
12/26 at 100.00 N/R   472,500
Total Wisconsin 24,316,839
Total Municipal Bonds
(cost $280,283,820) 268,424,822
Shares Description (1) Value
X – COMMON STOCKS - 1.2% (0.9% of Total Investments)
X 2,456,211
Electric Utilities - 1.2%
12,035 Talen Energy Corp (7) $ 584,697
38,522 Talen Energy Supply LLC (7) 1,871,514
Total Electric Utilities 2,456,211
Total Common Stocks
(cost $1,535,120) 2,456,211
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
– CORPORATE BONDS - 0.1% (0.0% of Total Investments)
X 100,000
Trading Companies & Distributors - 0.1%
$ 100 KDC Agribusiness Fairless Hills LLC (6) 12.000% 9/17/23 N/R $ 100,000
Total Trading Companies & Distributors 100,000
Total Corporate Bonds
(cost $100,000) 100,000
Total Long-Term Investments
(cost $281,918,940) 270,981,033
Borrowings - (0.9)% (8) (1,900,000)
Floating Rate Obligations - (3.7)% (7,500,000)
MFP Shares, Net - (26.5)%(9) (54,041,549)
Other Assets & Liabilities, Net -  (1.8)% (3,589,138)
Net Assets Applicable to Common Shares - 100% $ 203,950,346

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 267,997,900 $ 426,922 $ 268,424,822
Common Stocks – 2,456,211 – 2,456,211
Corporate Bonds – – 100,000 100,000
Total
$ – $ 270,454,111 $ 526,922 $ 270,981,033
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8) Borrowings as a percentage of Total Investments is 0.7%.
(9) MFP Shares, Net as a percentage of Total Investments is 19.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.